Other information	12 Months Ended
Mar. 31, 2012
Nature of Operations/Other information [Abstract]
Other information

22. Other information

a) Supplemental cash flow information

Year ended March 31,	2012	2011	2010
Cash paid during the year for:
Interest, including realized interest on interest rate swap	$27,521	$33,559	$49,999
Income taxes	1,415	4,149	10,395
Cash received during the year for:
Interest	1	1,168	10,998
Income taxes	5,347	2,260	453
Non-cash transactions:
Acquisition of property, plant and equipment by means of capital leases	7,215	427	1,523
Additions to assets held for sale	(10,322)	(1,675)	(1,739)
Net increase (decrease) in accounts payable related to purchase of property, plant and equipment	1,380	(3,879)	1,840
Disposition of property, plant and equipment related to the buy-out of contract-related assets	(27,063)	–	–
Disposition of intangible assets related to the buyout of contract-related assets	(1,119)	–	–
Increase in accounts receivable related to the buyout of contract-related assets	66,055	–	–
Decrease in unbilled revenue related to the buyout of contract-related assets	(16,457)	–	–
Decrease in inventory related to the buyout of contract-related assets	(8,483)	–	–
Increase in accounts payable related to the buyout of contract-related assets	12,933	–	–
Increase in accrued liabilities related to current portion of RSU liability	2,066	–	–

b) Net change in non-cash working capital

Year ended March 31,	2012	2011	2010
Operating activities:
Accounts receivable, net	$(19,592)	$(9,534)	$(29,428)
Unbilled revenue	(377)	(18,237)	(28,795)
Inventories	(12,603)	(2,661)	6,214
Prepaid expenses and deposits	3,413	308	(2,620)
Accounts payable	70,764	21,382	6,620
Accrued liabilities	1,915	(5,434)	1,150
Long term portion of liabilities related to equipment leases	(9,578)	(2,196)	7,809
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	5,510	390	(541)
	$39,452	$(15,982)	$(39,591)